May 2, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


Attention: Filings - Rule 497 (j)

Re:  Dreyfus Money Market Instruments, Inc.
     Registration Statement File No. 2-52718
     CIK No. 030160

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment Nos.58 and 59 to the Registration Statements, electronically filed with the Securities and Exchange Commission on April 26, 2002 and April 30, 2002 respectively.

Very Truly yours,

/s/  Cindy Carney

cc:  Dave Stephens
     Robert Mullery